Note 3 - Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2014	2013	2012
Infrastructure	$39,161	$36,199	$34,584
Mobile	47,121	98,043	78,059
Total	$86,282	$134,242	$112,643

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Year Ended December 31,
	2014	2013	2012
Asia	$77,954	$125,027	$92,652
Europe	1,458	1,680	3,881
Latin America	5,128	5,669	9,101
USA	1,742	1,865	6,601
Other	-	1	408
Total	$86,282	$134,242	$112,643